Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current taxes [Abstract]
Federal	$ (4,551,000)	$ (65,000)	$ (1,063,000)
State	(605,000)	(1,088,000)	(678,000)
Deferred taxes [Abstract]
Federal	1,148,000	(2,862,000)	5,307,000
State	(1,458,000)	(226,000)	655,000
Income tax benefit (expense)	(5,466,000)	(4,241,000)	4,221,000
Effective income tax rate reconciliation [Abstract]
Federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State, net of federal tax benefit (in hundredths)	0.50%	(1.20%)	0.00%
Loss excluded from nontaxable entities (in hundredths)	(34.40%)	(37.50%)	(34.30%)
Other items (in hundredths)	0.10%	(0.10%)	0.70%
Effective rate (in hundredths)	1.20%	(3.80%)	1.40%
Deferred tax assets [Abstract]
Net operating loss carryforwards	159,000	717,000
Unit-based compensation	9,146,000	6,234,000
Other	3,606,000	3,513,000
Valuation allowance	0	(217,000)
Total deferred tax assets	12,911,000	10,247,000
Deferred tax liabilities [Abstract]
Other accruals	0	(2,755,000)
Property and equipment principally due to differences in depreciation	(8,226,000)	(4,323,000)
Other	(1,646,000)	179,000
Total deferred tax liabilities	(9,872,000)	(6,899,000)
Net deferred tax assets	3,039,000	3,348,000
Net deferred tax assets and liabilities classified in consolidated balance sheets [Abstract]
Deferred tax assets	8,279,000	5,265,000
Deferred tax liabilities	(589,000)	(3,105,000)
Other current assets	7,690,000	2,160,000
Deferred tax assets	4,632,000	4,982,000
Deferred tax liabilities	(9,283,000)	(3,794,000)
Other noncurrent assets	(4,651,000)	1,188,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 8,000,000
Net operating loss carryforwards, expiration dates	2031